Reinsurance - Sources of Income Related to Funds Withheld Under Reinsurance Treaties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Other investment expenses on funds withheld assets	$ (89)	$ (84)	$ (94)
Net investment income	2,720	3,140	2,836
Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	1,339	1,295	858
Other investment expenses on funds withheld assets	(85)	(107)	(66)
Net investment income	1,254	1,188	792
Debt Securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	680	762	490
Equity securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	(34)	5	2
Mortgage loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	231	179	51
Policy loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	312	314	315
Limited partnerships | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	149	35	0
Other invested assets | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	1	0	0
Debt securities, at fair value under the fair value option | Funds withheld assets
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net	(10)	$ (3)	$ 2
Mortgage loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net	$ (7)